Taxation - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Taxation
Income tax (expenses)/benefits at PRC statutory income tax rate-25%	¥ 1,967		¥ (21,767)	¥ (4,101)
Permanent differences	(31,403)		(3,899)	5,412
Tax rate difference from tax holiday and statutory rate in other jurisdictions, tax refund and others	7,059		3,413	5,701
Change in valuation allowance	4,302		1,288	14,219
Income tax expenses/(benefits)	¥ (18,075)	$ (2,546)	¥ (20,965)	¥ 21,231